Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of financial liabilities [line items]
Balance at beginning of the period			$ 4,323
Balance at end of the period	$ 186		3,875	$ 4,323
Indirect taxes
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,649	1,976	$ 2,845
Penalties and other charges (see Note 20)			67	56	109
New contingencies (see Note 20)			19	475	249
Cancellation and expiration (see Note 20)			(42)	(9)	(738)
Payments			(312)	(587)	(473)
Effects of changes in foreign exchange rates			(104)	(110)	(16)
Balance at end of the period			1,277	1,649	1,976
Indirect taxes | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			0	(152)	0
Labor
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,570	1,703	1,807
Penalties and other charges (see Note 20)			71	64	81
New contingencies (see Note 20)			531	868	571
Contingencies added in the business combination			0	0	67
Cancellation and expiration (see Note 20)			(206)	(525)	(443)
Payments			(236)	(308)	(320)
Effects of changes in foreign exchange rates			(285)	(155)	(60)
Balance at end of the period			1,445	1,570	1,703
Labor | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			0	(77)	0
Legal
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,104	1,006	937
Penalties and other charges (see Note 20)			52	50	63
New contingencies (see Note 20)			52	423	141
Contingencies added in the business combination			0	0	158
Cancellation and expiration (see Note 20)			(105)	(122)	(146)
Payments			(9)	(68)	(110)
Effects of changes in foreign exchange rates			59	(84)	(37)
Balance at end of the period			1,153	1,104	1,006
Legal | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinued operations			$ 0	$ (101)	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4